EQUITY (Details) - Schedule of balance of other sundry reserves - Other Sundry Reserves [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY (Details) - Schedule of balance of other sundry reserves [Line Items]
Opening balance	$ 2,452,019	$ 2,452,469	$ 2,638,916
Transactions with non-controlling interest	(3,383)	(3,125)	(184,135)
Legal reserves	(538)	2,675	(2,312)
Closing balance	$ 2,448,098	$ 2,452,019	$ 2,452,469